1.    Name and address of Issuer:
           LORD ASSET MANAGEMENT TRUST
           440 S. LASALLE STREET, SUITE 3900
           CHICAGO, IL  60605

2. The name of each series or class of securities for which this Form is being filed.
      (If the Form is being filed for all series and classes of securities of
      the issuer, checkb the box but do not list series or classes):     [X]

3.    Investment Company Act File Number: 811-8348
      Securities Act File Number:         33-75138

4(a). Last day of fiscal year for which this Form is filed:
             OCTOBER 31, 1998

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee

       (i) Aggregate sale price of securities sold
           during the fiscal year pursuant to section
           24(f):                                                    $12,766,091

      (ii) Aggregate price of securities redeemed or
           repurchased during the fiscal year:                        $5,116,846

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

      (iv) Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                             -$5,116,846

       (v) Net sales - if Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:           $7,649,245

      (vi) Redemption credits available for use in future
           years - if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                     $___( )____

     (vii) Multiplier for determining registration fee
           (See Instruction C.9):                                       x.000278

    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):              =$2,126.49

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24f-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                    +$11.65


8.   Total the amount of the  registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                      =$2,138.14

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 10, 1999

                  Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means


                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                  /s/Brandon S. Joel
                  Brandon S. Joel
                  Treasurer

Date: March 10, 1999

*Please print the name and title of the signing officer below the signature.